Annual Total Returns [BarChart] - Voya Target Retirement 2025 Fund - Class I	Sep. 30, 2020
Bar Chart Table:
2010
2011
2012
2013	16.76%
2014	5.46%
2015	(0.42%)
2016	6.25%
2017	15.26%
2018	(5.43%)
2019	18.34%